LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III B Class
American Legacy III C Share, American Legacy III View
American Legacy Design, American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance (A Share), Lincoln ChoicePlusSM Assurance (A Class)
Lincoln ChoicePlusSM Assurance (B Share), Lincoln ChoicePlusSM Assurance (B Class)
Lincoln ChoicePlusSM Assurance (C Share),  Lincoln ChoicePlusSM Assurance (L Share)
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines a change to the Lincoln Lifetime IncomeSM Advantage 2.0 rider discussion that was provided in a prospectus supplement dated September 13, 2010. This change is effective for all contractowners beginning November 15, 2010. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Beginning November 15, 2010, contractowners who have declined an automatic step-up under the Lincoln Lifetime IncomeSM Advantage 2.0 rider will continue to receive a 5% Enhancement during the first five rider years. This change results in the following revisions to the September 13, 2010 supplement:

Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge. The following paragraph replaces in its entirety the third paragraph in the Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge section of the prospectus supplement:

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0. The following paragraph replaces in its entirety the sixth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 section of the prospectus supplement:

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.  In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

The following paragraph replaces in its entirety the fourth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Automatic Annual Step-ups of the Income Base section of the prospectus supplement:

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Please refer to the September 13, 2010 supplement for complete details of the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy III, American Legacy III (B Class)
American Legacy III C Share,  American Legacy III Plus
American Legacy III View, American Legacy Design
American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your American Legacy individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options:

•	LVIP American Balanced Allocation Fund (Service Class)
•	LVIP American Growth Allocation Fund (Service Class)
•	LVIP American Income Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Balanced Allocation Fund (Service Class) 1, 2	0.25%	0.35%	0.06%	0.44%	1.10%	-0.05%	1.05%
LVIP American Growth Allocation Fund (Service Class) 1, 2	0.25	0.35	0.06	0.45	1.11	-0.05	1.06
LVIP American Income Allocation Fund (Service Class) 1,3	0.25	0.35	0.23	0.42	1.25	-0.18	1.07
1Other expenses are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expense (excluding underlying fund fees and expenses) exceeds 0.65% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Balanced Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP American Income Allocation Fund: Current income with growth of capital; a fund of funds.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: American Legacy Fundamental Growth Model, American Legacy Equity Growth Model, American Legacy Fundamental Balanced Model and American Legacy Fundamental Income Model. If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements As of January 20, 2009:

The following discussion replaces the final two paragraphs of the Investment Requirements As of January 20, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The fixed account is only available for dollar cost averaging.

•	Asset Allocation Fund
•	Bond Fund
•	Global Bond Fund
•	U.S. Government/AAA-Rated Securities Fund
•	LVIP American Balanced Allocation Fund
•	LVIP American Growth Allocation Fund
•	LVIP American Income Allocation Fund

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models: American Legacy Fundamental Equity Growth Model, American Legacy Fundamental Balanced Model, or American Legacy Fundamental Income Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models will not be available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III C Share
American Legacy III View, American Legacy III Plus

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

Expense Table – Annual Account Fee.  The annual account fee and corresponding footnote outlined on the expense table is replaced with the following:

Annual Account Fee:  $35*
*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. For contracts purchased between September 10, 2007 and November 15, 2010, the annual account fee is $50. For contracts purchased prior to September 10, 2007, the annual account fee is $30. For all contracts purchased prior to November 15, 2010, the account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year.This account fee may be less in some states and will be waived after the fifteenth contract year.

Charges and Other Deductions – Account Fee. The following paragraph replaces the Account Fee paragraph in the Charges and Other Deductions section of your prospectus:

During the accumulation period, we will deduct $35 ($50 for contracts purchased between September 10, 2007 and November 15, 2010; $30 for contracts purchased prior to September 10, 2007) from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the contract value upon surrender. This fee will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 ($50,000 for all contracts purchased prior to November 15, 2010) on the contract anniversary.

The Contracts – Purchase Payments. The minimum initial purchase payment will be changed for contracts purchased on or after November 15, 2010. The sentence below replaces first sentence of the third paragraph on Page 1, and the second sentence of the first paragraph under the heading “Purchase Payments” in The Contracts section of your prospectus.

The minimum initial purchase payment for the contract is $10,000 ($25,000 for contracts purchased prior to November 15, 2010).

All other provisions outlined in your prospectus remain unchanged. Please refer to your prospectus for additional information.

Please retain this Supplement for future reference.